Provisions and other liabilities - Estimated Amounts of Employer's Contributions to Plan Assets (Details) - Less than 1 year € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 46
France
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
Germany
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
USA
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
UK
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	4
Other
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 42